Gains (losses) on financial assets at vair value through other comprehensiveIncome and available-for-sale financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of gains losses recognised in profit or loss available-for-sale securities [Abstract]
Details of Gains (Losses) on financial assets at fair value through other comprehensive income and available-for-sale financial assets

Details of net gain or loss on financial assets at FVTOCI and AFS financial assets recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Gain on redemption of securities	721	47	53
Gain on transaction of securities	47,985	223,961	1,994
Impairment loss on securities	(49,741)	(31,300)	—

Total	(1,035)	192,708	2,047

3